INTANGIBLE ASSETS, NET - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2016 CNY (¥)
INTANGIBLE ASSETS, NET
Amortization expenses	¥ 491,032,000	$ 77,054	¥ 621,174,000	¥ 477,323,000
Impairment of Intangible assets	¥ 0		213,400,000	¥ 0
Zhonghuan
INTANGIBLE ASSETS, NET
Impairment of Intangible assets			¥ 213,400,000
Trademark and domain name
INTANGIBLE ASSETS, NET
Impairment of Intangible assets					¥ 53,300,000